Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Advances from the majority stockholder

Advances from the majority stockholder and Chief Executive Officer consisted of the following:

	December 31, 2012	December 31, 2011

Advances from major stockholder and Chief Executive Officer	$26,265	$10,113

	$26,265	$10,113